Legal proceedings and regulatory matters (Details) $ in Millions	1 Months Ended								2 Months Ended	3 Months Ended	5 Months Ended	6 Months Ended	21 Months Ended
	Jun. 30, 2021 USD ($)	May 31, 2021 lawsuit	Jun. 30, 2020 financial_institution claim investorGroup	Jul. 31, 2019 lawsuit	Sep. 30, 2018 lawsuit	Jan. 31, 2018 lawsuit	Dec. 31, 2016	Apr. 30, 2016 action	Aug. 31, 2016 lawsuit	Mar. 31, 2019 lawsuit	Nov. 30, 2015 action	Jun. 30, 2021 USD ($) action claim plaintiff	Nov. 30, 2020 action	Dec. 31, 2020 USD ($)
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $	$ 108,753											$ 108,753		$ 97,717
Madoff Securities
Disclosure of contingent liabilities [line items]
Aggregate value of funds with assets invested in securities under litigation | $	8,400											8,400
Estimated fund transfers, less withdrawals from securities under litigation | $	$ 4,000											$ 4,000
Anti-money laundering and sanctions-related matters | New York | HSBC Holdings
Disclosure of contingent liabilities [line items]
Number of pending claims												9
Number of claims dismissed													5
Number of claims on appeal													2
Number of claims subject to appeal													3
Number of remaining actions at a very early stage												4
Benchmark rate litigation
Disclosure of contingent liabilities [line items]
Infringement period							1 month
% Increase estimated financial effect of contingent liabilities	5.00%
Number of groups of plaintiffs | plaintiff												5
ICE Libor
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit				3						3
Sibor, SOR, and BBSW
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed | lawsuit									2
Foreign exchange rate investigations and litigation
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | lawsuit						2
Number of lawsuits/claims filed | lawsuit		2			2
Deferred prosecution agreement period						3 years
Number of transactions | lawsuit						2
Number of financial institutions | financial_institution			28
Precious metals fix-related investigations and litigation
Disclosure of contingent liabilities [line items]
Number of lawsuits/claims filed								2
Film finance litigation | HSBC Private Bank (UK) Limited
Disclosure of contingent liabilities [line items]
Number of groups of plaintiffs | investorGroup			2
Number of new claims filed			2								2
Other regulatory investigations, reviews and litigation
Disclosure of contingent liabilities [line items]
Number of pending claims | claim												2
Legal proceedings contingent liability | Madoff litigation
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities | $	$ 500											$ 500